Share Capital (Details)		12 Months Ended
	Feb. 08, 2023 CAD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) $ / shares shares
Share Capital (Details) [Line Items]
Shares unit		6,535,947	6,535,947	5,000,000	5,000,000
Offering price per unit (in Dollars per share) | $ / shares			$ 4.59		$ 3
Gross proceeds	$ 34,500,863	$ 23,057,411	$ 30,000,000	$ 11,966,494	$ 15,000,000
Common share		1	1	1	1
Purchase warrant shares		0.5	0.5	0.5	0.5
Purchase additional share warrants		1	1	1	1
Purchase additional share price per warrant (in Dollars per share) | $ / shares			$ 6		$ 3.9
Paid commissions			$ 1,612,500		$ 758,001
Other cash issuance costs		$ (234,539)	$ 305,159	$ (158,194)	$ 198,298
Shares issued		351,307	351,307	252,667	252,667
Warrants of fair value		$ (672,343)	$ 874,785	$ (428,140)	$ 536,673
Warrants exercisable of common share		1	1	1	1
Warrants exercisable price per share (in Dollars per share) | $ / shares			$ 4.59		$ 3
Common shares issued				31,806,617	31,806,617
Common shares of settlement and compensation				193,348	193,348
Number of shares reserved insurance percentage		10.00%	10.00%
Options granted for maximum year		5 years	5 years
Aggregate of granted shares		3,107,501	3,107,501	2,390,627	2,390,627
Fair value of granted option (in Dollars) | $		$ 7,665,042		$ 1,484,302
Stock options revised term		12 months	12 months
Standard stock option vesting percentage		25.00%	25.00%
Recognized stock option expense (in Dollars) | $		$ 5,744,655		1,425,645
Warrants exercisable share		1	1
Warrant share		0.5	0.5
Warrants exercisable (in Dollars per share) | $ / shares		$ 3.9
Warrant is exercisable term		36 months	36 months
Company has received amount		$ 50,051,595	$ 69,831,000
Warrants [Member]
Share Capital (Details) [Line Items]
Gross proceeds | $		$ 2,452,227		$ 2,633,029
Common shares issued		2,291,642	2,291,642	2,052,843	2,052,843
Warrants exercise reclassified amount (in Dollars) | $		$ 147,772		$ 166,751
Stock Options [Member]
Share Capital (Details) [Line Items]
Gross proceeds | $		$ 1,177,093		$ 288,572
Common shares issued		1,016,436	1,016,436	590,000	590,000
Stock options exercise reclassified amount (in Dollars) | $		$ 2,728,487		$ 269,039